Consolidated Statements of Stockholders Equity - USD ($)		Total		Preferred Stock [Member]	Common Stock	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity | Scenario, Previously Reported [Member]	[1]	$ 1,588,000,000		$ 0	$ 0	$ 621,000,000	$ 8,000,000	$ 0	$ 959,000,000
Total Stockholders' Equity		1,693,000,000				621,000,000	8,000,000	0	1,064,000,000
Noncontrolling Interest, Assets Acquired, Drop Down Assets		105,000,000		0	0	0	0	0	105,000,000
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		64,000,000	[2]	0	0	0	16,000,000	0	48,000,000
Less: Pre-acquisition net income (loss) of Drop Down Assets		49,000,000	[2],[3]	0	0	0	0	0	49,000,000
Unrealized gain/(loss) on derivatives		(60,000,000)		0	0	0	0	(9,000,000)	(51,000,000)
Gross Payment to Acquire Business under Common Control		(357,000,000)		0	0	0	0	0	(357,000,000)
Payment to Acquire Business under Common Control	[4]	(311,000,000)
Contributions from tax equity investors, net of distributions		190,000,000	[4]	0	0	0	0	0	190,000,000
Non-cash return of capital and distributions to NRG, net of contributions		1,058,000,000	[4]	0	0	0	0	0	1,058,000,000
Payment of capital distributions and returns of capital, net of capital contributions		(331,000,000)		0	0	0	0	0	(331,000,000)
Proceeds from the issuance of common stock		630,000,000	[4]	0	0	630,000,000	0	0	0
Non-cash adjustment for change in tax basis of assets		(14,000,000)	[4]	0	0	(14,000,000)	0	0	0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		23,000,000		0	0	23,000,000	0	0	0
Payments of Ordinary Dividends, Common Stock		(101,000,000)		0	0	(20,000,000)	(21,000,000)	0	(60,000,000)
Total Stockholders' Equity		2,844,000,000		0	0	1,240,000,000	3,000,000	(9,000,000)	1,610,000,000
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		75,000,000	[2]	0	0	0	33,000,000	0	42,000,000
Less: Pre-acquisition net income (loss) of Drop Down Assets		(5,000,000)	[2],[3]	0	0	0	0	0	(5,000,000)
Unrealized gain/(loss) on derivatives		(7,000,000)		0	0	0	0	(18,000,000)	11,000,000
Payment to Acquire Business under Common Control		(698,000,000)	[4]	0	0	0	0	0	(698,000,000)
Contributions from tax equity investors, net of distributions		122,000,000	[4]	0	0	0	0	0	122,000,000
Noncontrolling Interest, Increase from Business Combination		74,000,000		0	0	0	0	0	74,000,000
Non-cash return of capital and distributions to NRG, net of contributions		(13,000,000)	[4]	0	0	0	0	0	(13,000,000)
Payment of capital distributions and returns of capital, net of capital contributions		(76,000,000)		0	0	0	0	0	(76,000,000)
Share-based Compensation		1,000,000		0	0	1,000,000	0	0	0
Proceeds from the issuance of common stock		599,000,000	[4]	0	1,000,000	598,000,000	0	0	0
Non-cash adjustment for change in tax basis of assets		38,000,000	[4]	0	0	38,000,000	0	0	0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		23,000,000		0	0	23,000,000	0	0	0
Payments of Ordinary Dividends, Common Stock		(139,000,000)		0	0	(45,000,000)	(24,000,000)	0	(70,000,000)
Total Stockholders' Equity		2,838,000,000	[5]	0	1,000,000	1,855,000,000	12,000,000	(27,000,000)	997,000,000
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		(25,000,000)	[2]	0	0	0	57,000,000	0	(82,000,000)
Less: Pre-acquisition net income (loss) of Drop Down Assets		27,000,000	[2],[3]	0	0	0	0	0	27,000,000
Unrealized gain/(loss) on derivatives		13,000,000		0	0	0	0	(1,000,000)	14,000,000
Payment to Acquire Business under Common Control		(77,000,000)	[4]	0	0	0	0	0	(77,000,000)
Contributions from tax equity investors, net of distributions		5,000,000	[4]	0	0	0	0	0	5,000,000
Non-cash return of capital and distributions to NRG, net of contributions		66,000,000	[4]	0	0	0	0	0	66,000,000
Payment of capital distributions and returns of capital, net of capital contributions		(180,000,000)		0	0	0	0	0	(180,000,000)
Share-based Compensation		1,000,000		0	0	1,000,000	0	0	0
Proceeds from the issuance of common stock	[4]	0
Non-cash adjustment for change in tax basis of assets		44,000,000	[4]	0	0	44,000,000	0	0	0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		23,000,000
Payments of Ordinary Dividends, Common Stock		(173,000,000)		0	0	(21,000,000)	(71,000,000)	0	(81,000,000)
Total Stockholders' Equity		$ 2,539,000,000	[5]	$ 0	$ 1,000,000	$ 1,879,000,000	$ (2,000,000)	$ (28,000,000)	$ 689,000,000

[1]	As previously reported in the Company's audited financial statements for the year ended December 31, 2016, included in the Company's 2016 Form 10-K
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.